Offering and acquisition related costs Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Other Income and Expenses [Abstract]
Capitalized deferred offering costs and additional costs expensed	$ 91	$ 3,978	$ 3,978
Acquisition related costs	$ 91